Provisions (Tables)	6 Months Ended
Sep. 30, 2020
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Movements by Class of Provisions
The following table presents movements by class of provisions for the six months ended September 30, 2020.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2020	¥143,429	¥56,624	¥200,053
Additional provis ions	—	20,067	20,067
Amounts used	(16,783)	(5,321)	(22,104)
Unused amounts reversed	—	(21)	(21)
Amortization of discount and effect of change in discount rate	(93)	73	(20)
Others	—	(295)	(295)

Balance at September 30, 2020	¥126,553	¥71,127	¥197,680